Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

6. Share-Based Compensation

Share-Based Incentive Compensation Plans

The FTI Consulting, Inc. 2004 Long-Term Incentive Plan (“2004 Plan”) authorizes common stock for stock options, stock appreciation rights, restricted or unrestricted shares, performance awards or other share-based or cash–based awards to our officers, employees, non-employee directors and individual service providers, subject to the discretion of the administrator to make awards. We are authorized to issue up to 3,000,000 shares of common stock under the 2004 Plan, of which no more than 600,000 shares of common stock may be issued in the form of restricted or unrestricted shares or other share-based awards. At December 31, 2012, there are 17,107 shares of common stock available for grant under our 2004 Plan, all of which may be granted as share-based awards.

The FTI Consulting, Inc. 2006 Global Long-Term Incentive Plan (“2006 Plan”) authorizes common stock for stock options, stock appreciation rights, restricted or unrestricted shares, performance awards or other share-based or cash-based awards to our officers, employees, non-employee directors and individual service providers, subject to the discretion of the administrator to make awards. We are authorized to issue up to 3,500,000 shares of common stock under the 2006 Plan, of which no more than 1,100,000 shares of common stock may be issued in the form of restricted or unrestricted shares or other share-based awards. At December 31, 2012, 182,688 shares of common stock were available for grant under our 2006 Plan, of which 62,810 shares may be granted as share-based awards.

The amendment and restatement of the FTI Consulting, Inc. Deferred Compensation Plan for Key Employees and Non-Employee Directors, as previously amended (the “Deferred Compensation Plan”), (renamed the FTI Consulting, Inc. 2009 Omnibus Incentive Compensation Plan (“2009 Omnibus Plan,” and together with the 2004 Plan and the 2006 Plan, the “Equity Compensation Plans”)), was approved by the stockholders of FTI Consulting on June 3, 2009 and was amended and restated as of June 2, 2010. The 2009 Omnibus Plan authorizes common stock for stock options, stock appreciation rights, restricted or unrestricted shares, performance awards or other share-based or cash-based awards to our officers, employees, non-employee directors and individual service providers, subject to the discretion of the administrator to make awards. The 2009 Omnibus Plan also authorizes common stock in connection with the issuance of deferred stock units or deferred restricted stock units on account of certain eligible compensation electively deferred by our non-employee directors and certain key employees (excluding executive officers of FTI Consulting). We are authorized to issue up to 6,000,000 shares of common stock under the 2009 Omnibus Plan, of which no more than 5,400,000 shares of common stock may be issued in the form of restricted or unrestricted shares or other share-based awards. At December 31, 2012, 1,501,210 shares of common stock were available for grant under our 2009 Omnibus Plan, all of which may be granted as share-based awards.

Options have been granted to employees with exercise prices not less than the market value of our common stock on the grant date and expire ten years subsequent to award. Vesting provisions for individual awards are established at the grant date at the discretion of the administrator of the applicable plan, which currently is the compensation committee of our board of directors. Options and restricted shares granted under our Equity Compensation Plans typically vest over three to six years and are generally contingent on continued employment. Some stock options and restricted stock and other stock-based awards vest upon the earlier of the achievement of a service condition or a performance condition. Our Equity Compensation Plans generally provide for accelerated vesting if there is a change in control, as defined in the applicable plan. The employment agreements and award agreements with executive officers and other employees may provide for accelerated vesting or continued vesting, subject to certain conditions, on other termination events, such as death, disability, termination without good cause, termination by the employee with good reason, retirement or non-renewal of the employment agreement. We issue new shares of our common stock whenever stock options are exercised or share awards are granted. Shares of common stock under the 2009 Omnibus Plan will also be issued on account of deferred stock units and deferred restricted stock units upon an event of separation from service or an elected payment date pursuant to Section 409A of the Internal Revenue Code of 1986, as amended, and the plan (“Code Section 409A”).

Periodically, we award equity to employees upon employment or in connection with performance evaluations. The fair market value of restricted shares on the date of issuance is charged to compensation expense ratably over the remaining service period as the restrictions lapse. The fair market value of unrestricted shares on the date of issuance is immediately charged to compensation expense.

Cash-based stock appreciation rights or other cash-based awards under the Equity Compensation Plans may be awarded by the administrator to employees. For the years ended December 31, 2012 and 2011, respectively, a total of 5,668 and 63,000 cash-based awards were made to employees in certain foreign countries. At December 31, 2012, there was $0.6 million of unrecognized compensation cost related to unvested cash-based awards. These grants do not result in the issuance of common stock and are considered de minimis.

Share-Based Compensation Expense

The table below reflects the total share-based compensation expense recognized in our Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
Income Statement Classification	Options (a)	Restricted Shares (b)(c)	Options (a)	Restricted Shares(b)	Options	Restricted Shares(b)
Direct cost of revenues	$6,012	$10,000	$10,436	$14,382	$8,771	$13,659
Selling, general and administrative expense	1,836	10,347	2,649	9,052	2,154	8,732
Special charges (d)	584	230	534	299	714	1,216

Share-based compensation expense before income taxes	8,432	20,577	13,619	23,733	11,639	23,607
Income tax benefit	3,104	6,870	5,014	8,749	4,201	8,466

Share-based compensation, net of income taxes	$5,328	$13,707	$8,605	$14,984	$7,438	$15,141

(a)	Includes options and cash-settled stock appreciation rights.
(b)	Includes restricted share awards and deferred restricted share units and performance and market condition restricted share units.
(c)	Includes cash-settled restricted stock units.
(d)	Relates to accelerated recognition of compensation cost of share-based awards (See Note 4 to the Consolidated Financial Statements for information related to the special charges).

Stock Options

We use the Black-Scholes option-pricing model to value our option grants using the assumptions in the following table:

	Year Ended December 31,
	2012	2011	2010
Assumptions
Risk-free interest rate	0.54% –1.11%	0.88% – 2.58%	1.55% – 2.96%
Dividend yield	0%	0%	0%
Expected term	4 – 6 years	5 – 6 years	5 – 6 years
Stock price volatility	37.94% – 40.04%	39.23% – 40.82%	38.27% – 42.06%

The following table summarizes the option activity under our Equity Compensation Plans as of and for the year ended December 31, 2012. The aggregate intrinsic value in the table below represents the total pre-tax intrinsic value (the difference between the closing price of our common stock on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The aggregate intrinsic value changes based on fluctuations in the fair market value per share of our common stock.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding, December 31, 2011	5,171	$34.84
Options granted during the period:
Exercise Price = fair market value	640	$35.60
Options exercised	(329)	$24.22
Options forfeited	(276)	$35.19

Options outstanding, December 31, 2012	5,206	$35.58	5.6 years	$15,674

Options exercisable, December 31, 2012	2,953	$33.79	4.3 years	$13,282

Cash received from option exercises for the years ended December 31, 2012, 2011 and 2010 was $7.9 million, $15.6 million and $10.3 million, respectively. The actual tax benefit realized from stock options exercised totaled $1.4 million, $3.6 million and $2.0 million, respectively, for the years ended December 31, 2012, 2011 and 2010.

The intrinsic value of stock options exercised is the amount by which the market value of our common stock on the exercise date exceeds the exercise price. The total intrinsic value of stock options exercised for the years ended December 31, 2012, 2011 and 2010 was $3.1 million, $10.3 million and $6.0 million, respectively.

The table below reflects the weighted-average grant date fair value per share of stock options and restricted shares and stock units awarded during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Weighted average fair value of grants
Stock options:
Grant price = fair market value	$12.99	$13.68	$15.93
Restricted shares	$36.55	$37.45	$38.84

Following is a summary of the status of stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Range	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Shares	Weighted- Average Exercise Price
$14.50 – $26.68	1,050	$24.10	3.3 years	1,005	$23.99
$26.73 – $28.82	1,048	$27.90	3.6 years	759	$27.83
$28.86 – $37.23	1,136	$33.93	7.3 years	336	$33.47
$37.39 – $42.35	1,078	$39.45	7.8 years	278	$39.07
$43.13 – $70.55	894	$55.50	5.8 years	575	$56.41

	5,206			2,953

As of December 31, 2012, there was $16.9 million of unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized ratably over a weighted-average period of 2.9 years.

Share Awards

A summary of our unvested restricted stock-based activity during the year ended December 31, 2012 is presented below. The fair value of unvested restricted stock-based awards is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value
Unvested restricted stock-based awards outstanding, December 31, 2011	1,261	$38.54
Restricted stock-based awards granted	583	$36.80
Restricted stock-based awards vested	(478)	$38.08
Restricted stock-based awards forfeited	(54)	$50.28

Unvested restricted stock-based awards outstanding, December 31, 2012	1,312	$37.43

As of December 31, 2012, there was $25.4 million of unrecognized compensation cost related to unvested restricted stock-based awards. That cost is expected to be recognized ratably over a weighted-average period of 2.9 years. The total fair value of restricted stock-based awards that vested during the years ended December 31, 2012, 2011 and 2010 was $16.9 million, $14.0 million, and $12.6 million, respectively.

Deferred Restricted Stock Units

Deferred stock units and deferred restricted stock units (collectively, “Restricted Stock Units”) under the deferred compensation provisions of the 2009 Omnibus Plan may be granted to certain key employees and to non-employee directors who elect to defer their annual retainer payment and/or annual equity payment, payable on the date of our annual stockholders meeting each year. Each Restricted Stock Unit is equivalent to one share of FTI Consulting common stock. The Restricted Stock Units granted to key employees who elect to defer a portion of their annual bonus payment under the eligible bonus plan are immediately vested upon issuance and are settled in common stock with the participants at either their date of separation from service or the individual’s elected payment date pursuant Code Section 409A. Restricted Stock Units issued to non-employee directors on account of the director’s annual equity payment vest on the first anniversary of the grant date, provided that the non-employee director is serving in that capacity on the applicable vesting date, subject to accelerated vesting rights on the event of (i) the director’s cessation of service due to the Board’s failure to nominate such individual as a director, (ii) the director’s decision not to stand for re-election or to voluntarily resign, or (iii) our stockholders not reelecting him or her as a director. Restricted Stock Units issued to non-employee directors on account of their annual retainer payments are not subject to any time-based vesting conditions. Restricted Stock Units scheduled to vest in a year in which the director is not nominated for election or a director is not elected by stockholders will vest and not be forfeited. Upon a separation from service event or an elected payment date pursuant to Code Section 409A, such non-employee director will receive one share of common stock for each Restricted Stock Units credited to his or her account on the books of the Company.

A summary of our Restricted Stock Units activity during the year ended December 31, 2012 is presented below. The aggregate intrinsic value in the table below represents the total pre-tax intrinsic value based on the closing price of our common stock on the last trading day of 2012. The fair value of Restricted Stock Units is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value	Intrinsic Value
Restricted Stock Units outstanding, December 31, 2011	781	$39.66
Restricted Stock Units granted	202	$35.84
Restricted Stock Units released	(91)	$40.96
Restricted Stock Units forfeited	(17)	$37.64

Restricted Stock Units outstanding, December 31, 2012	875	$38.18	$28,887

The intrinsic value of Restricted Stock Units released reflects the market value of our common stock on the date of release. The total intrinsic value of Restricted Stock Units released was $3.5 million, $1.7 million and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was $3.4 million of unrecognized compensation cost related to unvested Restricted Stock Units. That cost is expected to be recognized ratably over a weighted-average period of 2.0 years. The total fair value of Restricted Stock Units that vested during the years ended December 31, 2012, 2011 and 2010 was $4.0 million, $5.3 million, and $7.0 million, respectively.